OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2018
OTHER INCOME AND EXPENSES [Abstract]
Other Income and Expenses
		2018	2017	2016
	Note	US$	US$	US$
Other income
Net foreign exchange gain		52,538	—	—
Net gain on sale of available-for-sale investments		—	—	69,701
		52,538	—	69,701

Other expenses
Net foreign exchange loss		—	(619)	—

Depreciation, amortisation and impairment
Included in corporate and administrative expenses:
Depreciation of plant and equipment	8	(1,259)	(1,133)	(5,426)
Included in exploration and evaluation expenses:
Impairment of exploration and evaluation asset	7	—	(39,251)	—
		(1,259)	(40,384)	(5,426)

Employee benefits expense (including KMP)
Included in corporate and administrative expenses:
Wages, salaries and fees		(1,407,045)	(205,853)	(67,555)
Defined contribution plans		(18,876)	(14,179)	(6,418)
Other employee benefits		(66,735)	—	—
Included in exploration and evaluation expenses:
Wages, salaries and fees		(242,249)	(138,025)	(29,981)
Defined contribution plans		—	—-	(2,848)
Termination payments		—	-—	(3,190)
Included in business development expenses:
Wages, salaries and fees		—	(79,223)	(99,164)
Defined contribution plans		—	—	(4,578)
Termination payments		—	—	(3,190)
Included in share-based payments:
Share based payments	15	(1,172,164)	(861,973)	72,471
		(2,907,069)	(1,299,253)	(144,453)